Consolidated Balance Sheets ₪ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents | ₪		₪ 24,269	₪ 18,106
Other receivables | ₪		960	469
CURRENT ASSETS | ₪		25,229	18,575
LONG-TERM ASSETS:
Restricted cash | ₪		330	328
Right of use - Assets under operating lease | ₪		908	1,035
Other long term assets | ₪		76	94
Property, plant and equipment, net | ₪		1,087	1,288
Non-current assets | ₪		2,401	2,745
Assets | ₪		27,630	21,320
CURRENT LIABILITIES:
Trade payables | ₪		420	158
Other payables | ₪		2,158	3,080
Current maturities of lease liability | ₪		416	396
Current liabilities | ₪		2,994	3,634
NON CURRENT LIABILITIES:
Warrants to ADS | ₪		2,307	2,172
Lease liabilities | ₪		538	677
Non current Liabilities | ₪		2,845	2,849
SHAREHOLDERS' EQUITY :
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2019 and June 30, 2020 (unaudited); Issued and outstanding: 224,087,799* at December 31, 2019; and 390,949,079* at June 30, 2020(unaudited). | ₪
Additional paid-in capital | ₪		126,839	108,598
Share-based payments | ₪		16,597	16,528
Treasury shares | ₪		(9,425)	(9,425)
Accumulated deficit | ₪		(112,220)	(100,864)
Equity | ₪		21,791	14,837
Equity and liabilities | ₪		₪ 27,630	₪ 21,320
U.S. dollars [Member]
CURRENT ASSETS:
Cash and cash equivalents | $	$ 7,002
Other receivables | $	277
CURRENT ASSETS | $	7,279
LONG-TERM ASSETS:
Restricted cash | $	95
Right of use - Assets under operating lease | $	262
Other long term assets | $	22
Property, plant and equipment, net | $	314
Non-current assets | $	693
Assets | $	7,972
CURRENT LIABILITIES:
Trade payables | $	121
Other payables | $	622
Current maturities of lease liability | $	120
Current liabilities | $	863
NON CURRENT LIABILITIES:
Warrants to ADS | $	666
Lease liabilities | $	155
Non current Liabilities | $	821
SHAREHOLDERS' EQUITY :
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2019 and June 30, 2020 (unaudited); Issued and outstanding: 224,087,799* at December 31, 2019; and 390,949,079* at June 30, 2020(unaudited). | $
Additional paid-in capital | $	36,595
Share-based payments | $	4,789
Treasury shares | $	(2,719)
Accumulated deficit | $	(32,377)
Equity | $	6,288
Equity and liabilities | $	$ 7,972